Equity Method Investments, textual (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 62,487	$ 67,546
Income / (loss) from Equity Method Investments	(5,133)	12,668	$ (6,094)
Cash dividends from investment in Diana Containerships Inc.	193	763	4,000
Acquisition of additional interest in Diana Containerships Inc.	$ 0	$ 40,000	0
Diana Containerships Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	26.08%	26.34%
Equity Method Investments	$ 62,376	$ 67,546
Equity Method Investment, Quoted Market Value	$ 15,416
Share Price	$ 0.80
Income / (loss) from Equity Method Investments	$ (4,977)	12,668	(6,094)
Cash dividends from investment in Diana Containerships Inc.	$ 193	$ 763	$ 4,000
Diana Containerships Inc [Member] | Private Placement
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Transaction Date		Jul. 29, 2014
Number of shares issued in private offering		15,936,255
Acquisition of additional interest in Diana Containerships Inc.		$ 40,000
Diana Wilhelmsen Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Number of vessels under management services	6
Equity Method Investments	$ 111
Income / (loss) from Equity Method Investments	$ (156)